Warrants to Purchase Common Stock (Details) - $ / shares	Jun. 30, 2023	May 31, 2023	Jun. 30, 2022
Warrants to Purchase Common Stock (Details) [Line Items]
Purchase of common stock	12,817,500	85,653	10,650,002
Warrant [Member]
Warrants to Purchase Common Stock (Details) [Line Items]
Warrant term	5 years
Exercise price	$ 3